Segment and geographic information	12 Months Ended
Mar. 31, 2021
Segment and Geographic Information [Abstract]
Segment and geographic information
22. Segment and geographic information:
Operating segments—
Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure. The operating results of the Merchant Banking division are included in “
Other.
”

The accounting policies for segment information follow U.S. GAAP, except for a part of the impact of unrealized gains/losses on certain investments in equity securities held for operating purposes, which under U.S. GAAP are included in
Income (loss) before income taxes
, but excluded from segment information.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
,” based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business segments’ results are shown in the following tables.
Net interest revenue
is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale (1)	Other (Incl. elimination)	Total
Year ended March 31, 2019
Non-interest revenue	¥331,743	¥89,607	¥496,484	¥147,524	¥1,065,358
Net interest revenue	7,737	8,238	58,904	(16,263)	58,616

Net revenue	339,480	97,845	555,388	131,261	1,123,974
Non-interest expenses	289,990	63,660	666,787	134,034	1,154,471

Income (loss) before income taxes	¥49,490	¥34,185	¥(111,399)	¥(2,773)	¥(30,497)

Year ended March 31, 2020
Non-interest revenue	¥329,983	¥85,190	¥506,203	¥257,961	¥1,179,337
Net interest revenue	6,376	7,415	142,416	(26,388)	129,819

Net revenue	336,359	92,605	648,619	231,573	1,309,156
Non-interest expenses	286,926	63,833	556,399	132,410	1,039,568

Income (loss) before income taxes	¥49,433	¥28,772	¥92,220	¥99,163	¥269,588

Year ended March 31, 2021
Non-interest revenue	¥366,271	¥126,874	¥524,019	¥232,060	¥1,249,224
Net interest revenue	2,538	7,900	167,337	(36,672)	141,103

Net revenue	368,809	134,774	691,356	195,388	1,390,327
Non-interest expenses	276,480	60,529	627,051	207,141	1,171,201

Income (loss) before income taxes	¥92,329	¥74,245	¥64,305	¥(11,753)	¥219,126

(1)	Non-interest revenue and Non-interest expense for the year ended March 31, 2021 include losses arising from the U.S. Prime Brokerage Event. See Note.23 “ Loss Arising from U.S. Prime Brokerage Event .”
Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “
Other
.”
The following table presents the major components of
Income (loss) before income taxes
in
“Other”
for the years ended March 31, 2019, 2020 and 2021.

	Millions of yen
	Year ended March 31
	2019	2020	2021
Net gain (loss) related to economic hedging transactions	¥1,800	¥17,548	¥(11,450)
Realized gain on investments in equity securities held for operating purposes	221	6,601	1,731
Equity in earnings of affiliates (1)	32,532	34,990	(16,410)
Corporate items	(35,996)	(22,240)	4,956
Other (2)(3)(4)	(1,330)	62,264	9,420

Total	¥(2,773)	¥99,163	¥(11,753)

(1)
Includes an impairment loss of ¥47,661 million on Nomura’s investment in Nomura Real Estate holdings, Inc. for the year ended March 31, 2021. Considering the period and extent to which the share price was below carrying value, Nomura determined the impairment was other-than-temporary and therefore the impairment loss was recognized. The loss was classified within
Non-interest
expenses—Other
in the consolidated statements of income.

(2)
The income before income taxes for the year ended March 31, 2021 includes a gain of ¥ 71,075 million which represents the difference between the fair value of the assets acquired and the carrying value of the assets transferred by Nomura as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project.

(3)	Includes gain of ¥73,293 million from the partial sale of Nomura’s investment in ordinary shares of Nomura Research Institute, Ltd. for the year ended March 31, 2020.
(4)	Includes the impact of Nomura’s own creditworthiness.
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income (loss) before income taxes
in the consolidated statements of income for the years ended March 31, 2019, 2020 and 2021.

	Millions of yen
	Year ended March 31
	2019	2020	2021
Net revenue	¥1,123,974	¥1,309,156	¥1,390,327
Unrealized gain (loss) on investments in equity securities held for operating purposes	(7,204)	(21,327)	11,545

Consolidated net revenue	¥1,116,770	¥1,287,829	¥1,401,872

Non-interest expenses	¥1,154,471	¥1,039,568	¥1,171,201
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,154,471	¥1,039,568	¥1,171,201

Income (loss) before income taxes	¥(30,497)	¥269,588	¥219,126
Unrealized gain (loss) on investments in equity securities held for operating purposes	(7,204)	(21,327)	11,545

Consolidated income (loss) before income taxes	¥(37,701)	¥248,261	¥230,671

Subsequent events
Effective for the first quarter of the year ending March 31, 2022, we combined our Asset Management Division and Merchant Banking Division to form a new operating segment called the Investment Management Division. This change is consistent with the updated organizational structure of our businesses and how the chief operating decision maker will assess operating performance going forward. As a result of this change in segment reporting, Nomura will have the following three operating segments: Retail, Wholesale and Investment Management
.
Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.
The tables below present a geographic allocation of
Net revenue
and
Income (loss)
before income taxes
from operations by geographic areas for the years ended March 31,
2019, 2020
and 202
1
 and Long-lived assets
associated with Nomura’s operations as of March 31, 2019, 2020 and 2021.
Net revenue
in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and Long-lived assets have been allocated based on transactions with external customers while
Income (loss)
before income taxes
has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2019	2020	2021 (2)
Net revenue (1) :
Americas	¥169,581	¥229,265	¥226,741
Europe	131,175	115,483	142,941
Asia and Oceania	47,977	42,571	66,985

Subtotal	348,733	387,319	436,667
Japan	768,037	900,510	965,205

Consolidated	¥1,116,770	¥1,287,829	¥1,401,872

Income (loss) before income taxes:
Americas	¥(114,081)	¥7,354	¥(76,963)
Europe	(56,851)	(14,067)	14,283
Asia and Oceania	5,014	19,817	49,205

Subtotal	(165,918)	13,104	(13,475)
Japan	128,217	235,157	244,146

Consolidated	¥(37,701)	¥248,261	¥230,671

	March 31
	2019	2020	2021
Long-lived assets:
Americas	¥50,829	¥84,904	¥98,611
Europe	56,821	52,179	65,165
Asia and Oceania	9,588	29,618	26,690

Subtotal	117,238	166,701	190,466
Japan	252,420	292,212	303,355

Consolidated	¥369,658	¥458,913	¥493,821

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Includes losses arising from the U.S. Prime Brokerage Event. See Note. 23 “ Loss Arising from U.S. Prime Brokerage Event .”